BORROWINGS - Short-Term Narrative (Details)		Dec. 31, 2020 CNY (¥) Plant	Dec. 31, 2019 CNY (¥) Plant
Short-term Debt [Line Items]
Short-term loans interest rate		3.56%	4.05%
Short-term borrowings		¥ 8,238,530,781	¥ 9,047,249,911
Amount of short-term bank borrowings guaranteed or collateralized		4,649,133,707
Long-term Debt		7,983,127,817
Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		628,310,891
Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		75,000,000
Loan Two | Guaranteed by affiliate [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term borrowings		115,583,169
Financings Associated With Failed Sale Lease Back Transactions [Member]
Short-term Debt [Line Items]
Long-term Debt		907,448,923	725,604,249
Current portion of debt		491,348,271	¥ 288,082,711
Loans denominated and repayable in EURO
Short-term Debt [Line Items]
Short-term borrowings		148,302,000
Loans denominated and repayable in USD
Short-term Debt [Line Items]
Short-term borrowings		1,980,232,833
Loans denominated and repayable in JPY
Short-term Debt [Line Items]
Short-term borrowings		230,811,400
Loans denominated and repayable in AUD
Short-term Debt [Line Items]
Short-term borrowings		21,883,658
Land use rights [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		65,882,634
Land use rights [Member] | Loan Six [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		408,820,000
Buildings [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		287,383,266
Equipment [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		640,900,383
Inventories [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		289,876,208
Inventories [Member] | Loan Three [Member] | Collateral Pledged [Member]
Short-term Debt [Line Items]
Short-term borrowings		60,000,000
Inventories [Member] | Loan Four [Member] | Guaranteed by affiliate [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term borrowings		230,811,400
Inventories [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		35,000,000
Building and Equipment [Member] | Loan Five [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		¥ 926,432,246
Power Plants in Mexico [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Short-term Debt [Line Items]
Number of solar plants to be sold | Plant		2	2
Short term borrowings held for sale			¥ 35,591,498
JinkoSolar Holding [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		¥ 936,088,260
JinkoSolar Holding [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		400,748,411
JinkoSolar Holding and Jiangxi Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		210,000,000
JinkoSolar Holding and Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		9,591,603
Jinkosolar Holding and Shareholders [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		50,000,000
Jiangxi Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		159,631,579
Jiangxi Jinko [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		347,161,107
Zhejiang Jinko And Jiangxi Heji [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		365,557,216
Zhejiang Jinko And Jiangxi Heji [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		35,000,000
Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		769,089,963
Zhejiang Jinko [Member] | Loan One | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		75,000,000
Zhejiang Jinko and shareholders of the Group | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		100,000,000
Zhejiang Jinko and shareholders of the Group | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		220,000,000
Shareholders Of The Group [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		150,000,000
Shareholders Of The Group [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		250,000,000
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term borrowings	[1]	1,461,532,078
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowings	[1]	¥ 2,127,864,996

[1]	As of December 31, 2020, the Group had short-term bank borrowings of RMB1,461,532,078 credit loans and RMB2,127,864,996 letter of credit loan. The remaining short-term bank borrowings of RMB4,649,133,707 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following: